Property, Plant, and Equipment	12 Months Ended
Oct. 31, 2025
Property, Plant, and Equipment [Abstract]
Property, Plant, and Equipment

NOTE 6 - Property, Plant, and Equipment

The following table summarizes property, plant and equipment:

	October 31,	October 31,
	2025	2024
Furniture and fixtures	$21,046	$-
Vehicles	21,172	-
Office equipment and computers	25,192
Property, plant and equipment-cost	67,410	-
Less: Accumulated depreciation	9,197	-
Property, plant and equipment-net	$58,213	$-